Significant accounting policies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of retrospective restatement [Line Items]
Litigation and conduct	£ 374	[1]	£ 76		£ 264
Operating expenses	10,259	[1]	9,459		9,982
Profit/(loss) before tax	5,418	[2]	3,075		3,112
Taxation	830	[1]	624		332
Profit after tax	4,588	[1]	2,451		2,780
Total comprehensive income for the year	2,903	[3]	2,294		2,476
Current tax liabilities	688	[4]	644
Provisions	1,110	[4]	1,208
Total liabilities	1,005,461	[4]	1,006,021
Retained earnings	43,415	[4]	39,558
Total equity	56,317	[5]	53,710	[5]	50,615
Adjustment for non-cash items
Other provisions, including pensions	85	[2]	634		417
Equity holders of the parent	3,957	[1]	1,774		2,120
Barclays Bank PLC
Disclosure of retrospective restatement [Line Items]
Litigation and conduct	360	[6]	60		154
Operating expenses	5,525	[6]	4,991		5,160
Profit/(loss) before tax	3,323	[6]	2,155		2,018
Taxation	(113)	[6]	21		(391)
Profit after tax	3,436	[6],[7]	2,134		2,409
Total comprehensive income for the year	2,029	[7],[8]	2,121		2,510
Current tax liabilities	342	[9]	336
Provisions	919	[9]	984
Total liabilities	1,011,979	[9]	1,030,409
Retained earnings	37,180	[9]	34,691
Total equity	52,692	[8]	51,143	[8]	46,425
Adjustment for non-cash items
Other provisions, including pensions	75	[10]	505		268
Equity holders of the parent	2,641	[6]	£ 1,305		£ 1,570
As reported £m
Disclosure of retrospective restatement [Line Items]
Litigation and conduct	154
Operating expenses	10,039
Profit/(loss) before tax	5,638
Taxation	880
Profit after tax	4,758
Total comprehensive income for the year	3,073
Current tax liabilities	738
Provisions	890
Total liabilities	1,005,291
Retained earnings	43,585
Total equity	56,487
Adjustment for non-cash items
Other provisions, including pensions	(135)
As reported £m | Barclays Bank PLC
Disclosure of retrospective restatement [Line Items]
Litigation and conduct	140
Operating expenses	5,305
Profit/(loss) before tax	3,543
Taxation	(63)
Profit after tax	3,606
Total comprehensive income for the year	2,199
Current tax liabilities	392
Provisions	699
Total liabilities	1,011,809
Retained earnings	37,350
Total equity	52,862
Adjustment for non-cash items
Other provisions, including pensions	(145)
Equity holders of the parent	2,811
Restatement £m
Disclosure of retrospective restatement [Line Items]
Litigation and conduct	220
Operating expenses	220
Profit/(loss) before tax	(220)
Taxation	(50)
Profit after tax	(170)
Total comprehensive income for the year	(170)
Current tax liabilities	(50)
Provisions	220
Total liabilities	170
Retained earnings	(170)
Total equity	(170)
Adjustment for non-cash items
Other provisions, including pensions	220
Restatement £m | Barclays Bank PLC
Disclosure of retrospective restatement [Line Items]
Litigation and conduct	220
Operating expenses	220
Profit/(loss) before tax	(220)
Taxation	(50)
Profit after tax	(170)
Total comprehensive income for the year	(170)
Current tax liabilities	(50)
Provisions	220
Total liabilities	170
Retained earnings	(170)
Total equity	(170)
Adjustment for non-cash items
Other provisions, including pensions	220
Equity holders of the parent	£ (170)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[5]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[6]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[7]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.The Parent company financials on pages 111 to 114 form part of this note.
[8]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[9]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[10]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.